FAIR VALUE OF FINANCIAL INSTRUMENTS - Investments in Equity Method Investees Fair Value (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013
Distributions of earnings from equity method investees	$ (44,454)
Distributions of capital from equity method investees	(4,018)
Change in fair value of investments in equity method investees	50,343	[1]
Investments in equity method investees at fair value, ending	352,766	[2]
Recurring Basis | Level 3 Inputs
Investments in equity method investees at fair value, beginning	0
Contributions to equity method investees	358,864
Distributions of earnings from equity method investees	(33,189)
Distributions of capital from equity method investees	(23,252)
Change in fair value of investments in equity method investees	50,343
Investments in equity method investees at fair value, ending	$ 352,766

[1]	Represents our historical consolidated statement of income for the year ended December 31, 2013.
[2]	Represents our historical consolidated balance sheet at December 31, 2013.